 Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2021-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 6-30-2025	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		7/17/2025
2	Payment Date		7/21/2025
3	Collection Period	5/31/2025	6/30/2025	31
4	Monthly Interest Period- Actual/360	6/20/2025	7/20/2025	31
5	Monthly Interest - 30/360			30

B.	SUMMARY
			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		324,500,000.00	-	-	-	-
7	Class A-2 Notes		630,000,000.00	-	-	-	-
8	Class A-3 Notes		630,000,000.00	-	-	-	-
9	Class A-4 Notes		165,500,000.00	112,824,204.77	17,972,899.23	94,851,305.54	0.5731197
10	Total Securities		$1,750,000,000.00	$112,824,204.77	$17,972,899.23	$94,851,305.54

11	Overcollateralization		72,922,127.29	72,922,127.29		72,922,127.29
12	Adjusted Pool Balance		$1,822,922,127.29	$185,746,332.06	$17,972,899.23	$167,773,432.83
13	YSOC		59,379,670.34	3,311,232.61		2,892,243.89
14	Net Pool Balance		$1,882,301,797.63	$189,057,564.67	$17,972,899.23	$170,665,676.72

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.15946%	N/A	-	-	-	-
16	Class A-2 Notes	0.49000%	N/A	-	-	-	-
17	Class A-3 Notes	1.02000%	N/A	-	-	-	-
18	Class A-4 Notes	1.26000%	N/A	118,465.42	0.7158031	18,091,364.65	109.3133816
19	Total Securities			118,465.42		18,091,364.65

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Scheduled Principal Payments Received	14,506,010.79
21	Scheduled Interest Payments Received	444,079.24
22	Prepayments of Principal Received	3,681,602.59
23	Liquidation Proceeds	9,613.99
24	Recoveries Received	194,732.43
25	Other Payments Received to Reduce Principal
26	Subtotal: Total Collections	18,836,039.04
27	Repurchased Receivables	-
28	Reserve Account Excess Amount (Item 89)	15,703.70
29	Total Available Funds, prior to Servicer Advances	18,851,742.74
30	Servicer Advance (Item 72)	-
31	Total Available Funds + Servicer Advance	18,851,742.74
32	Reserve Account Draw Amount (Item 75)	-
33	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	18,851,742.74

D.	DISTRIBUTIONS
	Distribution Summary:
34	Prior Advance Reimbursement (Item 78)	-
35	Servicing Fees (Item 42)	157,547.97
36	Class A Noteholder Interest (Item 51)	118,465.42
37	Principal Distribution Amount (Item 76)	17,972,899.23
38	Amount Paid to Reserve Account to Reach Specified Balance	-
39	Other Amounts Paid to Trustees	-
40	Certificateholders Principal Distribution Amount	-
41	Remaining Funds to Seller	602,830.12

*	VCI, as Servicer, has elected to exercise its option under Section 8.1 of the Sale and Servicing Agreement to purchase the Trust Estate immediately after the monthly payment of principal and interest on July 21, 2025 (the "Redemption Date") and has deposited $94,851,305.54 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

	Distribution Detail:	Due	Shortfall	Paid
42	Servicing Fees	157,547.97	-	157,547.97

	Pro rata:
43	Class A-1 Interest	-	-	-
44	Class A-2-A Interest	-	-	-
45	Class A-3 Interest	-	-	-
46	Class A-4 Interest	118,465.42	-	118,465.42
47	Class A-1 Interest Carryover Shortfall	-	-	-
48	Class A-2 Interest Carryover Shortfall	-	-	-
49	Class A-3 Interest Carryover Shortfall	-	-	-
50	Class A-4 Interest Carryover Shortfall	-	-	-
51	Class A Noteholder Interest	118,465.42	-	118,465.42

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
52	Beginning Adjusted Pool Balance			185,746,332.06
53	Beginning Net Pool Balance		189,057,564.67
54	Receipts of Scheduled Principal		(14,506,010.79)
55	Receipts of Prepaid Principal		(3,681,602.59)
56	Liquidation Proceeds		(9,613.99)
57	Other Collections of Principal		-
58	Principal Amount of Repurchases		-
59	Principal Amount of Defaulted Receivables		(194,660.58)
60	Ending Net Pool Balance		170,665,676.72
61	Yield Supplement Overcollateralization Amount		2,892,243.89
62	Adjusted Pool Balance		167,773,432.82
63	Less: Adjusted Pool Balance - End of Collection Period			167,773,432.83
64	Calculated Principal Distribution Amount			17,972,899.23

	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)			18,851,742.74
66	Less: Prior Advance Reimbursement (Item 34)			-
67	Less: Servicing Fees Paid (Item 35)			157,547.97
68	Less: Interest Paid to Noteholders (Item 36)			118,465.42
69	Less: Calculated Principal Distribution (Item 64)			17,972,899.23
70	Equals: Remaining Available Funds before Servicer Advance			602,830.12
71	Monthly Loan Payments Due on Included Units but not received (N/A if Item 70 > 0)			N/A
72	Servicer Advance (If Item 70 < 0, lesser of Item 70 and Item 71, else 0)			-

	Calculation of Reserve Account Draw Amount:
73	Remaining Available Funds, before Reserve Account Draw (Item 70 plus Item 72)			602,830.12
74	Available Funds Shortfall Amount (If Item 73 < 0, Item 73, else 0)			-
75	Reserve Account Draw Amount (If Item 74 is > 0, Lesser of Reserve Acct Balance and Item 74)			-

76	Principal Distribution Amount (Item 64 - Available Funds Shortfall + Reserve Account Draw Amt)			17,972,899.23

	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance			-
78	Less: Prior Advance Reimbursement			-
79	Plus: Additional Servicer Advances for Current Period			-
80	Ending Balance of Servicer Advance			-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
81	Specified Reserve Account Balance (Lesser of (a) $4,557,305.32, and (b) the aggregate note balance)			4,557,305.32
82	Initial Reserve Account Balance			4,557,305.32
83	Beginning Reserve Account Balance			4,557,305.32
84	Plus: Net Investment Income for the Collection Period			15,703.70
85	Subtotal: Reserve Fund Available for Distribution			4,573,009.02
86	Plus: Deposit of Excess Available Funds (Item 38)			-
87	Less: Reserve Account Draw Amount (Item 75)			-
88	Subtotal Reserve Account Balance			4,573,009.02
89	Less: Reserve Account Excess Amount to Available Funds (If Item 88 > Item 81)			15,703.70
90	Equals: Ending Reserve Account Balance			4,557,305.32

91	Change in Reserve Account Balance from Immediately Preceding Payment Date			-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
92	Net Pool Balance	1,882,301,798	189,057,564.67	170,665,677
93	Number of Current Contracts	74,164	28,576	26,968
94	Weighted Average Loan Rate	2.98%	2.79%	2.81%
95	Average Remaining Term	54.4	14.87	14.12
96	Average Original Term	64.7	67.17	67.34
97	Monthly Prepayment Rate		1.02%	1.01%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
98	Aggregate Outstanding Principal Balance of Charged Off Receivables		20	204,274.57
99	Liquidation Proceeds on Related Vehicles			9,613.99
100	Recoveries Received on Receivables Previously Charged Off			194,732.43
101	Net Principal Losses for Current Collection Period		20	(71.85)

102	Beginning Net Principal Losses		1,175	11,578,776.91
103	Net Principal Losses for Current Collection Period		20	(71.85)
104	Cumulative Net Principal Losses		1,195	11,578,705.06
105	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,882,301,797.63)			0.62%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
106	Current	98.53%	26,713	168,160,550.56
107	31 - 60 Days Delinquent	1.21%	204	2,058,845.84
108	61 - 90 Days Delinquent	0.26%	51	446,280.32
109	91-120 Days Delinquent1	0.00%	-	-
110	Total	100.00%	26,968	$170,665,676.72

H.	DELINQUENCY AND NET LOSS RATIOS
111	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
112	Current Period			0.00%
113	Prior Period			0.02%
114	Two Periods Prior			-0.09%
115	Three Periods Prior			-0.05%
116	Four Period Average (Current and Three Prior Collection Periods)			-0.03%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
117	Current Period			0.26%
118	Prior Period			0.28%
119	Two Periods Prior			0.32%
120	Three Periods Prior			0.27%
121	Four Period Average (Current and Three Prior Collection Periods)			0.28%

122	Delinquency Trigger			4.48%
123	Delinquency Percentage (61-Day Delinquent Receivables)			0.26%
124	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect
of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month